Schedule of Identified Tangible and Intangible Asset Acquired (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill	$ 11,227,491	$ 11,227,491	$ 19,590,758	$ 1,653,067
Global Gaming Acquisition [Member]
Business Acquisition [Line Items]
Cash	517,460	517,460
Accounts receivable, net	34,134	34,134
Prepaids	5,024	5,024
Property and equipment, net	2,440	2,440
Other assets, net	65,350	65,349
Intangible assets	8,590,000	8,590,000
Goodwill	4,940,643	4,940,643
Total assets	14,155,051	14,155,050
Accounts payable and other liabilities	(387,484)	(387,484)
Customer deposits	(134,707)	(134,707)
Related party loan	(417,017)	(417,017)
Total liabilities	(939,208)	(939,208)
Total net assets of Acquirees	$ 13,215,843	$ 13,215,842